Share-based Compensation Plans and Shares Held in Trust - Schedule of Share Awards Under Share Based Payment (Detail)	12 Months Ended
	Dec. 31, 2018 shares yr	Dec. 31, 2017 shares yr
Disclosure Of Share Based Compensation Expense [Line Items]
Weighted average remaining contractual life (years), Beginning | yr	0.9	1.0
Weighted average remaining contractual life (years), Ending | yr	1.0	0.9
Share Awards Under Psp And Ltip | A Class Shares
Disclosure Of Share Based Compensation Expense [Line Items]
Beginning balance	33,000,000	36,000,000
Granted, in shares	10,000,000	10,000,000
Vested, in shares	(12,000,000)	(12,000,000)
Forfeited, in shares	(1,000,000)	(1,000,000)
Ending balance	30,000,000	33,000,000
Share Awards Under Psp And Ltip | B Class Shares
Disclosure Of Share Based Compensation Expense [Line Items]
Beginning balance	12,000,000	12,000,000
Granted, in shares	4,000,000	4,000,000
Vested, in shares	(4,000,000)	(4,000,000)
Ending balance	12,000,000	12,000,000
Share Awards Under Psp And Ltip | A Class American Depositary Shares
Disclosure Of Share Based Compensation Expense [Line Items]
Beginning balance	9,000,000	10,000,000
Granted, in shares	3,000,000	3,000,000
Vested, in shares	(4,000,000)	(4,000,000)
Ending balance	8,000,000	9,000,000